EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Earnings Per Share [Text Block]

NOTE 11 — EARNINGS PER SHARE

The following data shows the amounts used in computing earnings per share and the effect on income and the weighted average number of shares of potential dilutive common stock for the three and nine months ended September 30, 2011 and 2010:

	For the Three Months Ended September 30		For the Nine Months Ended September 30
	2011	2010	2011	2010
Net Income (Loss) attributable to LiqTech International Inc.	$484,205	$81,112	$378,242	$262,881
Weighted average number of common shares used in basic earnings per share	14,251,721	9,308,333	10,974,237	9,308,333
Effect of dilutive securities, stock options and warrants	1,510,126	—	503,375	—
Weighted average number of common shares and potential dilutive common shares outstanding used in dilutive earnings per share	$15,761,847	$9,308,333	$11,477,612	$9,308,333

The Company included all outstanding common stock equivalents in the calculation of weighted average common shares and potential dilutive common shares outstanding.

The weighted average common shares outstanding used in the calculation of earning per shares for the three and nine months ended September 30, 2010, reflects the 9,308,333 issued to the former shareholders of LiqTech AS in connection with the reverse acquisition.

NOTE 11 — EARNINGS PER SHARE

The following data shows the amounts used in computing earnings per share and the effect on income and the weighted average number of shares of potential dilutive common stock for the years ended December 31, 2010 and 2009:

	2010	2009

Net income (loss) Attributable to LiqTech AS	$(6,629)	$329,502
Weighted average number of common shares outstanding used in basic earnings per share.	1,554	1,554
Effect of dilutive securities: Stock Options	—	—
Weighted number of common shares and potential dilutive common shares outstanding used in dilutive earnings per share	1,554	1,554

For the years ended December 31, 2010 and 2009, the LiqTech AS had 39 options that were not included in the computation of diluted earnings per share.

For the years ended December 31, 2010 and 2009, the LiqTech, NA had 5,500 options to purchase approximately 6.4% of LiqTech, NA that were not included in the computation of diluted earnings per share.

For the years ended December 31, 2010 and 2009, the CoMeTas AS had 52 options to purchase approximately 1.9% of CoMeTas, AS that was not included in the computation of diluted earnings per share.

Note 8 — Loss per Share

The following data shows the amounts used in computing loss per share for the periods presented:

	For the year ended December 31,
	2010	2009
Loss available to common Stockholders (numerator)	$(24,368)	$(29,363)
Weighted average number of common shares outstanding during the period used in loss per share (denominator)	35,344,353	9,097,777

Dilutive loss per share was not presented as the Company had no common equivalent shares for all periods presented that would affect the computation of diluted loss per share.